Registration No. 33-11371

1940 Act File No. 811-4982

Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Mid Cap Value Fund

Investor Class Shares (HRMDX)

Institutional Class Shares (HNMDX)

Supplement Dated February 5, 2015 to

Prospectus Dated October 31, 2014

Change in Portfolio Management of the Heartland Mid Cap Value Fund

Effective February 4, 2015, Theodore D. Baszler, a member of the team of investment professionals that manages the Heartland Mid Cap Value Fund (the “Fund”), has retired from his position with the Fund and Heartland Advisors, Inc. William (“Will”) R. Nasgovitz, who currently serves as a portfolio manager of the Select Value Fund, was named as a co-manager of the Fund effective February 5, 2015. Colin P. McWey will continue to manage the Fund with Mr. Will Nasgovitz.

The first paragraph under the heading “Portfolio Managers” on page 3 of the Fund’s Prospectus is hereby amended and restated as follows:

The Fund is managed by a team of investment professionals, which consists of Colin P. McWey and William (“Will”) R. Nasgovitz.

Mr. McWey has served as a Portfolio Manager of the Mid Cap Value Fund since its inception in 2014. Mr. McWey is a Vice President of Heartland Advisors.

Mr. Will Nasgovitz has served as a Portfolio Manager of the Mid Cap Value Fund since February 2015. Mr. Will Nasgovitz is the Chief Executive Officer and a Director of Heartland Advisors and Chief Executive Officer of Heartland Group, Inc.

The disclosure relating to the Mid Cap Value Fund under the heading “Portfolio Managers” on page 5 of the Fund’s prospectus is hereby amended to delete information on Mr. Baszler and to add the following regarding Mr. Will Nasgovitz:

Mr. Will Nasgovitz has served as a Portfolio Manager of the Mid Cap Value Fund since February 2015 and has served as Portfolio Manager for the Select Value Fund since May 2006. Mr. Will Nasgovitz served as a Portfolio Manager for the Value Fund from February 2009 until April 2013, after serving as a Research Analyst from 2004 to 2006 and a Research Associate from November 2003 to 2004. He is the Chief Executive Officer and a Director of Heartland Advisors and since May 2012 has served as Chief Executive Officer of Heartland. Prior to joining Heartland Advisors, Mr. Will Nasgovitz had been a Senior Research Associate with Cambridge Associates from 2000 to 2002. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz, President and Director of the Heartland Funds and Portfolio Manager of the Value Fund.

HEARTLAND GROUP, INC.

Heartland Mid Cap Value Fund

Investor (HRMDX)

Institutional (HNMDX)

Supplement Dated February 5, 2015 to

Statement of Additional Information Dated October 31, 2014

Change in Portfolio Management of the Heartland Mid Cap Value Fund

Effective February 4, 2015, Theodore D. Baszler, a member of the team of investment professionals that manages the Heartland Mid Cap Value Fund (the “Fund”), has retired from his position with the Fund and Heartland Advisors, Inc. William (“Will”) R. Nasgovitz, who currently serves as a portfolio manager of the Select Value Fund, was named as a co-manager of the Fund effective February 5, 2015. Colin P. McWey will continue to manage the Fund with Mr. Will Nasgovitz.

The information under the heading “Portfolio Managers” on page 46 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following:

As described in the Prospectus, the portfolio managers of the Fund are as follows:

Colin P. McWey

William R. Nasgovitz

The information under the heading “Portfolio Managers- Portfolio Manager Ownership of Fund Shares” on page 47 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following information:

Portfolio Manager Ownership of Fund Shares. The table below sets forth the dollar range of shares of the Funds owned, directly and indirectly, by each portfolio manager as of December 31, 2014.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds

Colin P. McWey	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $50,001 - $100,000 (Value) $10,001 - $50,000 (International Value)	$500,001 - $1,000,000

William (“Will”) R. Nasgovitz	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000

The information under the heading “Portfolio Managers- Other Accounts Managed by Portfolio Managers” on pages 47-48 of the Fund’s Statement of Additional Information is hereby deleted and replaced with the following information:

Other Accounts Managed by Portfolio Managers. The following table sets forth the number of other accounts managed by the portfolio managers (excluding the Fund) within each of the following categories and the total assets (in thousands) in such accounts, as of December 31, 2014. Except as noted below, none of the accounts managed by these portfolio managers is charged an advisory fee based on the performance of the account.

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Colin P. McWey	None	None	135 totaling $208,544

William (“Will”) R. Nasgovitz	1 totaling $69,707	None	219 totaling $199,715

Mr. William (“Will”) Nasgovitz co-manages the investments of one European Undertakings for Collective Investment in Transferable Securities (“UCITS”) (with total assets of approximately $70,513,134 as of December 31, 2014) that are charged a fee based on the performance of the UCITS.